Label	Element	Value
Lazard Global Strategic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE LAZARD FUNDS, INC.

Lazard Developing Markets Equity Portfolio
Lazard Emerging Markets Debt Portfolio
Lazard Emerging Markets Equity Blend Portfolio
Lazard Global Strategic Equity Portfolio
Lazard International Equity Concentrated Portfolio

Supplement to Current Prospectus

Lazard Global Strategic Equity Portfolio

The following replaces the table in “Summary Section—Lazard Global Strategic Equity Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	5.32%	12.26%	5.32%	*
Total Annual Portfolio Operating Expenses	6.07%	13.26%	6.07%
Fee Waiver and/or Expense Reimbursement**	5.12%	12.06%	5.17%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.95%	1.20%	.90%

*	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
**	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2021, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces in the table in “Summary Section—Lazard Global Strategic Equity Portfolio—Example” in the Prospectus:

	1 year	3 years	5 years	10 years
Institutional Shares	$97	$1,347	$2,570	$5,515
Open Shares	$122	$2,652	$4,782	$8,744
R6 Shares	$92	$1,342	$2,566	$5,512

Dated: June 26, 2020

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Global Strategic Equity Portfolio